Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: December 31, 2004
Check here if Amendment [ ]; Amendment
Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary, CCO
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 1/11/2005





Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.





Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
67
Form 13F Information Table Value Total:
260,929
List of Other Included Managers:
NONE







Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other     Voting  Authority
                                                       Prn Amt            Call  Discretion  Managers


Allied Waste            ComPar$.01 019589308   6,451    695,100      SH          DEFINED             695,100
Assurant                Com        04621X108   2,371     77,600      SH          DEFINED              77,600
Atlas America           Com        049167109     358     10,000      SH          SOLE                 10,000
Baker Michael Corp      Com        057149106   6,209    316,787      SH          DEFINED             316,787
Berkley, WR             Com        084423102   1,165     24,700      SH          SOLE                 24,700
Burlington Res Inc.     Com        122014103   1,946     44,740      SH          DEFINED              44,740
Celadon Group           Com        150838100     771     34,650      SH          DEFINED              34,650
Chesapeake Utilities    Com        165303108     197      7,380      SH          SOLE                  7,380
CIT Group               Com        125581108   2,833     61,832      SH          DEFINED              61,832
Columbia Bankcorp       Com        197227101     209      6,100      SH          SOLE                  6,100
EOG Res Inc.            Com        26875P101   2,560     36,430      SH          DEFINED              36,430
Emcor Group             Com        29084Q100   5,214    115,394      SH          DEFINED             115,394
Emerson Elec Co.        Com        291011104   2,431     34,680      SH          DEFINED              34,680
Energen Corp.           Com        29265N108   4,946     83,900      SH          DEFINED              83,900
FTI Consulting          Com        302941109   7,232    343,225      SH          DEFINED             343,225
First Potomac           Com        33610F109     563     24,700      SH          DEFINED              24,700
Gladstone Coml          Com        376536108     489     28,600      SH          SOLE                 28,600
Griffon Corp.           Com        398433102   1,479     54,780      SH          DEFINED              54,780
Imation Corp.           Com        45245A107   3,551    111,557      SH          DEFINED             111,557
John Hancock Bk      SHBENINT      409735107   2,368    219,475      SH          DEFINED             219,475
KMG America Corp.       Com        482563103   1,056     96,000      SH          DEFINED              96,000
Key Energy              Com        492914106   1,290    109,300      SH          SOLE                109,300
Nabi Biopharmac         Com        629519109   5,358    365,725      SH          DEFINED             365,725
NiSource Inc.           Com        65473P105   1,721     75,531      SH          DEFINED              75,531
OceanFirst              Com        675234108     317     12,874      SH          SOLE                 12,874
PartnerRe Holdings      Com        G6852T105   6,037     97,459      SH          DEFINED              97,459
PFF Bancorp             Com        69331W104   1,687     36,418      SH          SOLE                 36,418
PPL Corporation         Com        69351T106   7,649    143,555      SH          DEFINED             143,555
Pentair                 Com        709631105     871     20,000      SH          SOLE                 20,000
Provident Bankshares    Com        743859100     953     26,190      SH          SOLE                 26,190
Radyne Comstream        Com        750611402   5,168    691,849      SH          DEFINED             691,849
SCS Transn              Com        81111T102     659     28,200      SH          SOLE                 28,200
SunTrust Bks            Com        867914103   3,329     45,061      SH          DEFINED              45,061
Suncor Energy           Com        867229106   7,077    199,925      SH          DEFINED             199,925
Tredegar Corp.          Com        894650100     275     13,600      SH          SOLE                 13,600
US Homes Systems        Com        90335C100   2,246    365,235      SH          DEFINED             365,235
USI Hldgs               Com        90333H101   7,930    685,402      SH          DEFINED             685,402
United National         CLA        91103X102   7,585    407,357      SH          DEFINED             407,357
Urstadt Biddle Pptys    CLA        917286205     469     27,500      SH          SOLE                 27,500
Wabash Natl             Com        929566107  10,391    385,863      SH          DEFINED             385,863
Washington Mutual       Com        939322103   2,983     70,550      SH          DEFINED              70,550
Waste Industries        Com        941057101   3,581    288,800      SH          DEFINED             288,800
Advanced Energy    Note 5.25 11/1  007973AA8     750    765,000      PRN         SOLE                765,000
Akamai Tech        Note 5.5  7/0   00971TAC5   9,768  9,598,000      PRN         DEFINED           9,598,000
Allied Waste Inds  SDCV 4.25 4/1   019589AD2   1,768  2,000,000      PRN         DEFINED           2,000,000
Amkor Tech         Note 5.75 6/0   031652AN0   9,149  9,342,000      PRN         DEFINED           9,342,000
Aspen Tech         SDCV 5.25 6/1   045327AB9   3,312  3,300,000      PRN         DEFINED           3,300,000
Atmel Corp.        SDCV      5/2   049513AE4   4,355  9,520,000      PRN         DEFINED           9,520,000
BEA Systems        Note 4.0 12/1   073325AD4   1,006  1,000,000      PRN         DEFINED           1,000,000
Bisys Group        Note 4.0  3/1   055472AB0  12,576 12,612,000      PRN         DEFINED          12,612,000
Brocade Commun     Note 2.0  1/0   111621AB4   5,804  6,089,000      PRN         DEFINED           6,089,000
Brooks Auto        Note 4.75 6/0   11434AAB6  11,028 11,267,000      PRN         DEFINED          11,267,000
Ciena Corp.        Note 3.75 2/0   171779AA9   7,996  8,999,000      PRN         DEFINED           8,999,000
Curagen Corp       SDCV 6.0  2/0   23126RAC5   9,945  9,985,000      PRN         DEFINED           9,985,000
E Trade Group      Note 6.0  2/0   269246AB0   6,398  6,252,000      PRN         DEFINED           6,252,000
Emulex Corp.       Note 0.25 12/1  292475AD2   2,797  2,994,000      PRN         DEFINED           2,994,000
Human Genome       Note 5.0  2/0   444903AF5   5,081  5,089,000      PRN         DEFINED           5,089,000
Mercury Interact   Note 4.75 7/0   589405AB5   8,417  8,308,000      PRN         DEFINED           8,308,000
Nektar Ther        Note 5.0  2/0   457191AF1     517    510,000      PRN         DEFINED             510,000
Nektar Ther        Note 3.5 10/1   457191AH7   1,449  1,500,000      PRN         DEFINED           1,500,000
Photronics         Note 4.75 12/1  719405AC6   2,265  2,239,000      PRN         DEFINED           2,239,000
PMC Sierra         Note 3.75 8/1   69344FAB2     822    810,000      PRN         DEFINED             810,000
Quanta Svcs        Note 4.0  7/0   74762EAA0  11,623 12,228,000      PRN         DEFINED          12,228,000
Sanmina Corp       SDCV      9/1   800907AD9   4,390  8,174,000      PRN         DEFINED           8,174,000
Sepracor           SDCV 5.0  2/1   817315AL8     288    277,000      PRN         SOLE                277,000
WMX Technologies   Note 2.0  1/2   92929QAF4   1,202  1,204,000      PRN         SOLE              1,204,000
Wind River System  Note 3.75 12/1  973149AE7   6,248  6,253,000      PRN         DEFINED           6,253,000